Long Term Payables	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LONG TERM PAYABLES

NOTE 15 –LONG TERM PAYABLES

	For the year ended December 31,
	2019	2018
Long-term payables current portion	$2,654,230	$-
Long-term payables– non-current portion	1,349,850	-
Total	$4,004,080	$-

On January 3, 2019, the Company sold a set of manufacturing equipment to third parties for aggregate proceeds of $3.08 million (RMB21.25 million) and the Company entered into lease agreements under which the Company agreed to lease back each of the properties for an initial term of 3 years. On April 26, 2019, the Company sold its equipment including the general assembly line and the differential assembly line to third parties for aggregate proceeds of $2.12 million (RMB14.66) million and the Company entered into lease agreements under which the Company agreed to lease back each of the properties for an initial term of 2 years. The Company determined it did not relinquish control of the assets to the buyer-lessor. Therefore, the sale of the goods does not qualify for sale-leaseback accounting. As a result, the aggregate proceeds have been recorded as a financing obligation and the assets related to the sold and leased manufacturing equipment remain on the Company's Consolidated Balance Sheet and continue to be depreciated. The current and long-term portions of the financing obligation are included within long-term payables-current portion and long-term payables-non-current portion, respectively.